                           MFS(R) Managed Sectors Fund
                 MFS(R) Municipal Limited Maturity Fund
                            MFS(R) Cash Reserve Fund
                         MFS(R) Government Mortgage Fund
                       MFS(R) World Asset Allocation Fund
                       MFS(R) Alabama Municipal Bond Fund
                            MFS(R) New Discovery Fund
                       MFS(R) Arkansas Municipal Bond Fund
                 MFS(R) Research Growth and Income Fund
                  MFS(R) California Municipal Bond Fund
                            MFS(R) Equity Income Fund
                       MFS(R) Florida Municipal Bond Fund
                          MFS(R) Strategic Growth Fund
                       MFS(R) Georgia Municipal Bond Fund
                           MFS(R) Emerging Growth Fund
                       MFS(R) Maryland Municipal Bond Fund
                          MFS(R) Large Cap Growth Fund
                MFS(R) Massachusetts Municipal Bond Fund
                         MFS(R) Intermediate Income Fund
                 MFS(R) Mississippi Municipal Bond Fund
                             MFS(R) High Income Fund
                       MFS(R) New York Municipal Bond Fund
                        MFS(R) Municipal High Income Fund
                MFS(R) North Carolina Municipal Bond Fund
                           MFS(R) Municipal Bond Fund
                 MFS(R) Pennsylvania Municipal Bond Fund
                           MFS(R) Mid Cap Growth Fund
                MFS(R) South Carolina Municipal Bond Fund
                            MFS(R) Total Return Fund
                  MFS(R) Tennessee Municipal Bond Fund
                              MFS(R) Research Fund
                       MFS(R) Virginia Municipal Bond Fund
                         MFS(R) World Total Return Fund
                MFS(R) West Virginia Municipal Bond Fund
                              MFS(R) Utilities Fund
                          MFS(R) Municipal Income Fund
                            MFS(R) World Equity Fund
                        MFS(R) Union Standard Equity Fund
                          MFS(R) World Governments Fund
                        MFS(R) Growth Opportunities Fund
                                MFS(R) Value Fund
                        MFS(R) Government Securities Fund
                          MFS(R) Strategic Income Fund
               Massachusetts Investors Growth Stock Fund
                            MFS(R) World Growth Fund
                 MFS(R) Government Limited Maturity Fund
                                MFS(R) Bond Fund
                          Massachusetts Investors Trust
                          MFS(R) Limited Maturity Fund
                        MFS(R) International Growth Fund
                            MFS(R) Money Market Fund
               MFS(R) International Growth and Income Fund
                       MFS(R) Government Money Market Fund
                 MFS/F&C Emerging Markets Equity Fund


                 Supplement to the Current Prospectus


         MFS Fund Distributors, Inc. ("MFD"), the distributor of each of the above-named Funds, will pay Prudential Investment Management Services, LLC ("Prudential") the following additional compensation:

         (i) a recordkeeping and administrative service fee equal to 0.15% per annum of the average monthly assets of Class A shares and Class C shares of each of the above-captioned Funds which are sold pursuant to Prudential's PruArray Program and with respect to which Prudential is broker-dealer of record; and

         (ii) an additional commission of up to 0.05% per annum of each such Funds' average daily net assets which are attributable to Class A shares of such Funds with respect to which Prudential is broker-dealer of record (excluding shares sold pursuant to Prudential's PruArray Program) and which have remained outstanding for at least five years.

           The date of this Supplement is November 10, 1997.